long-term debt	12 Months Ended
Dec. 31, 2020
long-term debt
long-term debt

26   long-term debt

(a)    Details of long-term debt

As at December 31 (millions)	Note	2020	2019
Senior unsecured
TELUS Corporation senior notes	(b)	$15,021	$14,479
TELUS Corporation commercial paper	(c)	731	1,015
TELUS Communications Inc. debentures	(e)	622	621
Secured
TELUS International (Cda) Inc. credit facility	(f)	1,804	431
Other	(g)	273	267
		18,451	16,813
Lease liabilities	(h)	1,837	1,661
Long-term debt		$20,288	$18,474
Current		$1,432	$1,332
Non-current		18,856	17,142
Long-term debt		$20,288	$18,474

(b)    TELUS Corporation senior notes

The notes are senior unsecured and unsubordinated obligations and rank equally in right of payment with all of our existing and future unsecured unsubordinated obligations, are senior in right of payment to all of our existing and future subordinated indebtedness, and are effectively subordinated to all existing and future obligations of, or guaranteed by, our subsidiaries. The indentures governing the notes contain certain covenants that, among other things, place limitations on our ability, and the ability of certain of our subsidiaries, to: grant security in respect of indebtedness; enter into sale-leaseback transactions; and incur new indebtedness.

Interest is payable semi-annually. The notes require us to make an offer to repurchase them at a price equal to 101% of their principal amount plus accrued and unpaid interest to the date of repurchase upon the occurrence of a change in control triggering event, as defined in the supplemental trust indenture.

At any time prior to the respective maturity dates set out in the table below, the notes are redeemable at our option, in whole at any time, or in part from time to time, on not fewer than 30 days' and not more than 60 days’ prior notice. On or after the respective redemption present value spread cessation dates set out in the table below, the notes are redeemable at our option, in whole but not in part, on not fewer than 30 days' and not more than 60 days’ prior notice, at redemption prices equal to 100% of the principal amounts thereof. In addition, accrued and unpaid interest, if any, will be paid to the date fixed for redemption.

										Principal face amount						Redemption present
								Effective					Outstanding at			value spread
					Issue			interest		Originally			financial			Basis		Cessation
Series	Issued		Maturity		price			rate [1]		issued			statement date			points		date
3.60% Notes, Series CM	November 2013		January 2021	[2]		$997.15		3.65%			$400	million	$	NIL		35	[3]	N/A
3.20% Notes, Series CO	April 2014		April 2021	[2]		$997.39		3.24%			$500	million	$	NIL		30	[3]	Mar. 5, 2021
2.35% Notes, Series CT	March 2015		March 2022			$997.31		2.39%			$1.0	billion		$1.0	billion	35.5	[3]	Feb. 28, 2022
3.35% Notes, Series CJ	December 2012		March 2023			$998.83		3.36%			$500	million		$500	million	40	[3]	Dec. 15, 2022
3.35% Notes, Series CK	April 2013		April 2024			$994.35		3.41%			$1.1	billion		$1.1	billion	36	[3]	Jan. 2, 2024
3.75% Notes, Series CQ	September 2014		January 2025			$997.75		3.78%			$800	million		$800	million	38.5	[3]	Oct. 17, 2024
3.75% Notes, Series CV	December 2015		March 2026			$992.14		3.84%			$600	million		$600	million	53.5	[3]	Dec. 10, 2025
2.75% Notes, Series CZ	July 2019		July 2026			$998.73		2.77%			$800	million		$800	million	33	[3]	May 8, 2026
2.80% U.S. Dollar Notes [4]	September 2016		February 2027		US$	991.89		2.89%		US$	600	million	US$	600	million	20	[5]	Nov. 16, 2026
3.70% U.S. Dollar Notes [4]	March 2017		September 2027		US$	998.95		3.71%		US$	500	million	US$	500	million	20	[5]	June 15, 2027
2.35% Notes, Series CAC	May 2020		January 2028			$997.25		2.39%			$600	million		$600	million	48	[3]	Nov. 27, 2027
3.625% Notes, Series CX	March 2018		March 2028			$989.49		3.75%			$600	million		$600	million	37	[3]	Dec. 1, 2027
3.30% Notes, Series CY	April 2019		May 2029			$991.75		3.40%			$1.0	billion		$1.0	billion	43.5	[3]	Feb. 2, 2029
3.15% Notes, Series CAA	December 2019		February 2030			$996.49		3.19%			$600	million		$600	million	39.5	[3]	Nov. 19, 2029
2.05% Notes, Series CAD	October 2020		October 2030			$997.93		2.07%			$500	million		$500	million	38	[3]	July 7, 2030
4.40% Notes, Series CL	April 2013		April 2043			$997.68		4.41%			$600	million		$600	million	47	[3]	Oct. 1, 2042
5.15% Notes, Series CN	November 2013		November 2043			$995.00		5.18%			$400	million		$400	million	50	[3]	May 26, 2043
4.85% Notes, Series CP	Multiple	[6]	April 2044			$987.91	[6]	4.93	% [6]		$500	million [6]		$900	million [6]	46	[3]	Oct. 5, 2043
4.75% Notes, Series CR	September 2014		January 2045			$992.91		4.80%			$400	million		$400	million	51.5	[3]	July 17, 2044
4.40% Notes, Series CU	March 2015		January 2046			$999.72		4.40%			$500	million		$500	million	60.5	[3]	July 29, 2045
4.70% Notes, Series CW	Multiple	[7]	March 2048			$998.06	[7]	4.71	% [7]		$325	million [7]		$475	million [7]	58.5	[3]	Sept. 6, 2047
4.60% U.S. Dollar Notes [4]	June 2018		November 2048		US$	987.60		4.68%		US$	750	million	US$	750	million	25	[5]	May 16, 2048
4.30% U.S. Dollar Notes [4]	May 2019		June 2049		US$	990.48		4.36%		US$	500	million	US$	500	million	25	[5]	Dec. 15, 2048
3.95% Notes, Series CAB	Multiple	[8]	February 2050			$997.54	[8]	3.97	% [8]		$400	million [8]		$800	million [8]	57.5	[3]	Aug. 16, 2049
1	The effective interest rate is that which the notes would yield to an initial debt holder if held to maturity.
2

On May 22, 2020, we exercised our right to early redeem, on June 23, 2020, all of our 3.60% Notes, Series CM and all of our 3.20% Notes, Series CO. The long-term debt prepayment premium recorded in the three-month period ended June 30, 2020, was $18 million before income taxes (see Note 9).

3

The redemption price is equal to the greater of (i) the present value of the notes discounted at the Government of Canada yield plus the redemption present value spread calculated over the period to maturity, other than in the case of the Series CT, Series CU, Series CV, Series CW, Series CX, Series CY, Series CZ, Series CAA, Series CAB, Series CAC and Series CAD notes, for which it is calculated over the period to the redemption present value spread cessation date, or (ii) 100% of the principal amount thereof.

4

We have entered into foreign exchange derivatives (cross currency interest rate exchange agreements) that effectively converted the principal payments and interest obligations to Canadian dollar obligations as follows:

		Canadian dollar
	Interest rate	equivalent		Exchange
Series	fixed at	principal		rate
2.80% U.S. Dollar Notes	2.95%	$792	million	$1.3205
3.70% U.S. Dollar Notes	3.41%	$667	million	$1.3348
4.60% U.S. Dollar Notes	4.41%	$974	million	$1.2985
4.30% U.S. Dollar Notes	4.27%	$672	million	$1.3435
5

The redemption price is equal to the greater of (i) the present value of the notes discounted at the U.S. Adjusted Treasury Rate plus the redemption present value spread calculated over the period to the redemption present value spread cessation date, or (ii) 100% of the principal amount thereof.

6

$500 million of 4.85% Notes, Series CP were issued in April 2014 at an issue price of $998.74 and an effective interest rate of 4.86%. This series of notes was reopened in December 2015 and a further $400 million of notes were issued at an issue price of $974.38 and an effective interest rate of 5.02%.

7

$325 million of 4.70% Notes, Series CW were issued in March 2017 at an issue price of $990.65 and an effective interest rate of 4.76%. This series of notes was reopened in February 2018 and a further $150 million of notes were issued at an issue price of $1,014.11 and an effective interest rate of 4.61% in March 2018.

8

$400 million of 3.95% Notes, Series CAB were issued in December 2019 at an issue price of $991.54 and an effective interest rate of 4.00%. This series of notes was reopened in May 2020 and a further $400 million of notes were issued at an issue price of $1,003.53 and an effective interest rate of 3.93%.

(c)    TELUS Corporation commercial paper

TELUS Corporation has an unsecured commercial paper program, which is backstopped by our $2.25 billion syndicated credit facility (see (d)) and is to be used for general corporate purposes, including capital expenditures and investments. This program enables us to issue commercial paper, subject to conditions related to debt ratings, up to a maximum aggregate amount at any one time of $1.4 billion (2019 – $1.4 billion). Foreign currency forward contracts are used to manage currency risk arising from issuing commercial paper denominated in U.S. dollars. Commercial paper debt is due within one year and is classified as a current portion of long-term debt, as the amounts are fully supported, and we expect that they will continue to be supported, by the revolving credit facility, which has no repayment requirements within the next year. As at December 31, 2020, we had $ 731 million (2019 – $1,015 million) of commercial paper outstanding, all of which was denominated in U.S. dollars (US$ 574 million; 2019 – US$781 million), with an effective average interest rate of 0.33%, maturing through June 2021.

(d)    TELUS Corporation credit facility

As at December 31, 2020, TELUS Corporation had an unsecured revolving $2.25 billion bank credit facility, expiring on May 31, 2023, with a syndicate of financial institutions, which is to be used for general corporate purposes, including the backstopping of commercial paper.

The TELUS Corporation credit facility bears interest at prime rate, U.S. Dollar Base Rate, a bankers’ acceptance rate or London interbank offered rate (LIBOR) (as such terms are used or defined in the credit facility), plus applicable margins. The credit facility contains customary representations, warranties and covenants, including two financial quarter‑end ratio tests. These tests are that our leverage ratio must not exceed 4.25:1.00 and our operating cash flow to interest expense ratio must not be less than 2.00:1.00, all as defined in the credit facility.

Continued access to the TELUS Corporation credit facility is not contingent upon TELUS Corporation maintaining a specific credit rating.

As at December 31 (millions)	2020	2019
Net available	$1,519	$1,235
Backstop of commercial paper	731	1,015
Gross available	$2,250	$2,250

We had $190 million of letters of credit outstanding as at December 31, 2020 (2019 – $184 million), issued under various uncommitted facilities; such letter of credit facilities are in addition to the ability to provide letters of credit pursuant to our committed bank credit facility.

(e)   TELUS Communications Inc. debentures

The Series 3 and 5 Debentures were issued by a predecessor corporation of TELUS Communications Inc., BC TEL, under a Trust Indenture dated May 31, 1990. The Series B Debentures were issued by a predecessor corporation of TELUS Communications Inc., AGT Limited, under a Trust Indenture dated August 24, 1994, and a supplemental trust indenture dated September 22, 1995.

				Principal face amount
						Outstanding at		Redemption present
			Issue	Originally		financial		value spread
Series [1]	Issued	Maturity	price	issued		statement date		Basis points
10.65% Debentures, Series 3	June 1991	June 2021	$998.00	$175	million	$175	million	N/A (non-redeemable)
9.65% Debentures, Series 5 [2]	April 1992	April 2022	$972.00	$150	million	$249	million	N/A (non-redeemable)
8.80% Debentures, Series B	September 1995	September 2025	$995.10	$200	million	$200	million	15	[3]
1	Interest is payable semi-annually.
2

Series 4 Debentures were exchangeable, at the holder’s option, effective on April 8 of any year during the four-year period from 1996 to 1999, for Series 5 Debentures; $99 million of Series 4 Debentures were exchanged for Series 5 Debentures.

3

At any time prior to the maturity date set out in the table, the debentures are redeemable at our option, in whole at any time, or in part from time to time, on not fewer than 30 days’ prior notice. The redemption price is equal to the greater of (i) the present value of the debentures discounted at the Government of Canada yield plus the redemption present value spread, or (ii) 100% of the principal amount thereof. In addition, accrued and unpaid interest, if any, will be paid to the date fixed for redemption.

The debentures became obligations of TELUS Communications Inc. pursuant to an amalgamation on January 1, 2001, are not secured by any mortgage, pledge or other charge and are governed by certain covenants, including a negative pledge and a limitation on issues of additional debt, subject to a debt to capitalization ratio and an interest coverage test. Effective June 12, 2009, TELUS Corporation guaranteed the payment of the debentures’ principal and interest.

(f)    TELUS International (Cda) Inc. credit facility

As at December 31, 2020, TELUS International (Cda) Inc. had a credit facility, secured by its assets, expiring on January 28, 2025 (2019 – December 20, 2022), with a syndicate of financial institutions and, joined in 2020, by TELUS Corporation. The credit facility is comprised of US$620 million (2019 – US$350 million) (TELUS Corporation as an approximately 7.5% lender) and US$230 million (2019 – N/A) (TELUS Corporation as a 12.5% lender) revolving components and amortizing US$600 million (2019 – US$120 million) (TELUS Corporation as a  12.5% lender) and US$250 million (2019 – N/A) term loan components. The credit facility is non-recourse to TELUS Corporation. The outstanding revolving components and term loan components had a weighted average interest rate of 2.90% as at December 31, 2020.

	2020						2019
	Revolving		Term loan				Revolving		Term loan
As at December 31 (millions)	component		components [1]		Total		component		components		Total
Available	US$	132	US$	N/A	US$	132	US$	121	US$	N/A	US$	121
Outstanding
Due to other		653		775		1,428		229		107		336
Due to TELUS Corporation		65		75		140		N/A		N/A		N/A
	US$	850	US$	850	US$	1,700	US$	350	US$	107	US$	457
1	We have entered into a receive-floating interest rate, pay-fixed interest rate exchange agreement that effectively converts our interest obligations on US$101 of the debt to a fixed rate of 2.64%.

Relative to amounts owed to the syndicate of financial institutions, excluding TELUS Corporation, we have entered into foreign exchange derivatives (cross currency interest rate exchange agreements) that effectively convert an amortizing amount of US$415 of the principal payments and associated interest obligations to European euro obligations with an effective fixed interest rate of 0.65% and an effective fixed economic exchange rate of US$1.0932:€1.00. These have been accounted for as a net investment hedge in a foreign operation (see Note 4).

The TELUS International (Cda) Inc. credit facility bears interest at prime rate, U.S. Dollar Base Rate, a bankers’ acceptance rate or London interbank offered rate (LIBOR) (all such terms as used or defined in the credit facility), plus applicable margins. The credit facility contains customary representations, warranties and covenants, including two financial quarter-end ratio tests. The TELUS International (Cda) Inc. quarter-end net debt to operating cash flow ratio must not exceed:5.25:1.00 through fiscal 2021; 4.50:1.00 during fiscal 2022; and 3.75:1.00 subsequently. The quarter-end operating cash flow to debt service (interest and scheduled principal repayment) ratio must not be less than 1.50:1.00, all as defined in the credit facility.

The term loan components are subject to an amortization schedule which requires that 5% of the principal advanced be repaid each year of the term of the agreement, with the balance due at maturity and December 22, 2022, for the US$250 million component, respectively.

As set out in Note 28(d), in February 2021, TELUS International (Cda) Inc. made an initial public offering of subordinate voting shares; both TELUS Corporation and a TELUS International (Cda) Inc. non-controlling shareholder individually also offered subordinate voting shares in conjunction with the initial public offering. Through February 11, 2021, net proceeds of approximately $0.6 billion (US$0.5 billion) from the offering were used to reduce the amount of outstanding credit facility indebtedness.

(g)    Other

Other liabilities bear interest at 3.35%, are secured by the associated AWS-4 spectrum licences and a real estate holding, and are subject to amortization schedules, which results in the principal being repaid over the period to maturity, March 31, 2035.

(h)Lease liabilities

Lease liabilities are subject to amortization schedules, which results in the principal being repaid over various periods, including reasonably expected renewals. The weighted average interest rate on lease liabilities was approximately 4.45% as at December 31, 2020.

(i)    Long-term debt maturities

Anticipated requirements to meet long-term debt repayments, calculated for long-term debts owing as at December 31, 2020, are as follows:

Composite long-term debt denominated in	Canadian dollars			U.S. dollars					Other currencies
	Long-term			Long-term
	debt,			debt,		Currency swap agreement
	excluding	Leases		excluding	Leases	amounts to be exchanged			Leases
Years ending December 31 (millions)	leases	(Note 19)	Total	leases	(Note 19)	(Receive) [1]	Pay	Total	(Note 19)	Total
2021	$188	$396	$584	$803	$25	$(759)	$771	$840	$46	$1,470
2022	1,263	259	1,522	314	23	(28)	28	337	35	1,894
2023	530	134	664	33	19	(28)	28	52	30	746
2024	1,115	119	1,234	33	9	(28)	28	42	23	1,299
2025	1,016	93	1,109	1,366	6	(408)	457	1,421	13	2,543
2026-2030	4,789	267	5,056	1,401	9	(1,401)	1,459	1,468	32	6,556
Thereafter	4,168	275	4,443	1,592	—	(1,592)	1,646	1,646	13	6,102
Future cash outflows in respect of composite long-term debt principal repayments	13,069	1,543	14,612	5,542	91	(4,244)	4,417	5,806	192	20,610
Future cash outflows in respect of associated interest and like carrying costs [2]	6,300	386	6,686	2,504	17	(2,336)	2,350	2,535	42	9,263
Undiscounted contractual maturities (Note 4(c))	$19,369	$1,929	$21,298	$8,046	$108	$(6,580)	$6,767	$8,341	$234	$29,873
1	Where applicable, cash flows reflect foreign exchange rates as at December 31, 2020.
2

Future cash outflows in respect of associated interest and like carrying costs for commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the rates in effect as at December 31, 2020.